Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2022
Personnel Expenses
Schedule of personnel expenses

	March 31,
	2020	2021	2022
Salaries, wages and other short term employee benefits	1,608,958	635,667	741,639
Contributions to defined contribution plans	86,678	30,301	37,880
Expenses related to defined benefit plans (refer to Note 34)	25,642	14,345	13,878
Share based compensation costs	5,135	77,100	209,557
Employee welfare expenses	50,860	21,502	18,927
Total	1,777,273	778,915	1,021,881